Capital structure and financial items - Financial risks - Foreign exchange sensitivity analysis (Details) - Foreign exchange risk - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percent decrease that would impact results (in percentage)	5.00%
Effect if immediate 5% increase in foreign exchange rates of all other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income statement	kr (323)	kr (117)
Other comprehensive income	8,012	6,058
Total	7,689	5,941
Effect if immediate 5% increase in foreign exchange rates of USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income statement	148	70
Other comprehensive income	7,178	5,082
Total	kr 7,326	kr 5,152